Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Balances	Ordinary Shares to be issued to Everest*

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ ( Note 2.5)
Everest	258,119	—	—

*	Note: Please refer to Note 15 for further details.

Research and development funding received*

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Everest	178,715	—	—

Ordinary Shares to be issued to Everest*

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Everest	—	258,119	36,534

*Note:	Please refer to Note 18 for further details.

Summary of Related Party Transactions
Receipt of CRO services—recognized in research and development expenses

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Tasly Pharmaceutical Group Co., Ltd.	5,590	—	—

Receipt of research and development funding

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 15)	51,588	—	—

Project development fee—recognized in research and development expenses

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	695	98

Receipt of CRO services—recognized in research and development expenses

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	2,786	—	—
Tasly Pharmaceutical Group Co., Ltd.	752	—	5,590	791

Receipt of research and development funding

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Everest (Note 18)	—	178,715	53,148	7,523